INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

6)  INVENTORIES

a)   Accounting policy

These are evaluated and presented at the lower of average acquisition cost and net realizable value, whichever is lower. These include resale materials such as cellphones, SIM cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell.

Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold within a reasonable period. Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 26).

b)   Breakdown

	12.31.21	12.31.20
Materials for resale	583,165	590,706
Materials for consumption	67,278	37,156
Other inventories	38,363	35,109
Gross inventories	688,806	662,971
Estimated losses from impairment or obsolescence	(48,981)	(29,871)
Net inventories	639,825	633,100